BUSINESS DESCRIPTION, Major Shareholders (Details)	12 Months Ended
Dec. 31, 2020
Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
EGS S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%
Percentage of ownership in associate	49.00%
Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership interest in subsidiary	99.98%
CTG ENERGIA S.A.U. (CTG) [Member]
Major Shareholders [Abstract]
Percentage of ownership interest in subsidiary	100.00%
Pampa Energia [Member] | Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%
Pampa Energia [Member] | TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	0.02%
Public Offering [Member]
Major Shareholders [Abstract]
Percentage of ownership	44.00%
Public Offering [Member] | FGS-ANSES [Member]
Major Shareholders [Abstract]
Percentage of ownership	24.00%
Public Offering [Member] | BYMA [Member]
Major Shareholders [Abstract]
Percentage of ownership	8.00%
Public Offering [Member] | NYSE [Member]
Major Shareholders [Abstract]
Percentage of ownership	12.00%
Treasury Shares [Member]
Major Shareholders [Abstract]
Percentage of ownership	5.00%
CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	51.00%
CIESA [Member] | Pampa Energia [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
CIESA [Member] | GIP and PCT [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
DINAREL S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%